Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 10,176	£ 10,348
Right of use assets	830	966
Goodwill	10,597	10,562
Other intangible assets	29,824	30,955
Investments in associates and joint ventures	364	314
Other investments	3,060	1,837
Deferred tax assets	4,287	4,096
Derivative financial instruments	5	103
Other non-current assets	1,041	1,020
Total non-current assets	60,184	60,201
Current assets
Inventories	5,996	5,947
Current tax recoverable	671	262
Trade and other receivables	6,952	7,202
Derivative financial instruments	152	421
Liquid investments	78	79
Cash and cash equivalents	6,292	4,707
Assets held for sale	106	873
Total current assets	20,247	19,491
Total assets	80,431	79,692
Current liabilities
Short-term borrowings	(3,725)	(6,918)
Contingent consideration liabilities	(765)	(755)
Trade and other payables	(15,840)	(14,939)
Derivative financial instruments	(221)	(188)
Current tax payable	(545)	(629)
Short-term provisions	(1,052)	(621)
Total current liabilities	(22,148)	(24,050)
Non-current liabilities
Long-term borrowings	(23,425)	(23,590)
Corporation tax payable	(176)	(189)
Deferred tax liabilities	(3,600)	(3,810)
Pensions and other post-employment benefits	(3,650)	(3,457)
Other provisions	(707)	(670)
Derivative financial instruments	(10)	(1)
Contingent consideration liabilities	(5,104)	(4,724)
Other non-current liabilities	(803)	(844)
Total non-current liabilities	(37,475)	(37,285)
Total liabilities	(59,623)	(61,335)
Net assets	20,808	18,357
Equity
Share capital	1,346	1,346
Share premium account	3,281	3,174
Retained earnings	6,755	4,530
Other reserves	3,205	2,355
Shareholders' equity	14,587	11,405
Non-controlling interests	6,221	6,952
Total equity	£ 20,808	£ 18,357